UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

DWS Pacific Opportunities Equity Fund

	Shares	Value ($)

Common Stocks 97.5%
China 10.7%
China Construction Bank “H” 144A	6,641,000	2,905,897
China Life Insurance Co., Ltd. “H”	2,278,000	3,834,681
China Telecom Corp., Ltd. “H”	5,479,000	1,805,132
Huaneng Power International, Inc. “H”	2,438,000	1,575,090
Hunan Non-Ferrous Metal Corp., Ltd. “H”*	1,688,000	647,376
PetroChina Co., Ltd. “H”	3,684,000	4,176,989
(Cost $10,832,604)		14,945,165
Hong Kong 16.3%
Beijing Enterprises Holdings Ltd.	1,068,000	1,687,864
Cheung Kong (Holdings) Ltd.	268,000	2,904,121
China Mobile (Hong Kong) Ltd.	289,000	1,861,528
CNOOC Ltd.	2,262,000	1,930,074
Dah Sing Banking Group Ltd.	886,000	1,751,430
Fittec International Group	4,188,000	1,153,422
Hang Seng Bank Ltd.	103,700	1,325,244
Hong Kong Exchanges & Clearing Ltd.	394,000	2,560,680
Hongkong Land Holdings Ltd.	391,000	1,524,900
Hutchison Whampoa Ltd.	128,000	1,167,126
Hysan Development Co., Ltd.	628,000	1,765,952
Lifestyle International Holdings Ltd.	968,000	1,806,389
Sun Hung Kai Properties Ltd. (REIT)	138,000	1,451,005

(Cost $19,957,116)		22,889,735
India 7.8%
Bharti Airtel Ltd.*	157,800	1,446,763
Grasim Industries Ltd.*	38,888	1,728,077
Gujarat Ambuja Cements Ltd.	476,775	1,063,425
Infosys Technologies Ltd.	10,950	388,048
Jaiprakash Associates Ltd.	93,800	742,382
Mahanagar Telephone Nigam Ltd.	158,800	476,980
NTPC Ltd.	477,600	1,182,204
Reliance Industries Ltd.	45,611	959,046
State Bank of India	61,944	1,266,298
Tata Steel Ltd.	152,800	1,621,367

(Cost $8,880,598)		10,874,590
Indonesia 2.5%
PT Astra International Tbk	488,000	516,516
PT Bank Internasional Indonesia Tbk	40,888,000	811,449
PT Kawasan Industri Jababeka Tbk	80,888,000	1,159,365
PT United Tractors Tbk	1,647,000	1,016,891

(Cost $3,055,200)		3,504,221
Korea 24.4%
Amorepacific Corp.*	2,980	1,251,026
Daewoo Engineering & Construction Co., Ltd.	96,000	1,638,191
Hana Financial Group, Inc.	30,880	1,380,419
Hite Brewery Co., Ltd.	8,180	971,975
Hyundai Motor Co.	38,400	2,938,694
Kookmin Bank	48,810	4,261,677
Korea Electric Power Corp.	60,800	2,278,727

Korea Exchange Bank*	177,680	2,306,566
LG Chem Ltd.	30,000	1,075,691
LS Industrial Systems Co., Ltd.	23,500	806,951
Pacific Corp.	1,819	233,278
POSCO	6,050	1,475,764
Samsung Electro-Mechanics Co., Ltd.*	31,880	1,134,757
Samsung Electronics Co., Ltd.	13,788	8,776,281
Samsung Fire & Marine Insurance Co., Ltd.	28,000	3,781,407

(Cost $24,391,026)		34,311,404
Malaysia 3.9%
AmInvestment Group Bhd.	1,488,000	683,483
Telekom Malaysia Bhd.	1,119,000	2,768,818
Tenaga Nasional Bhd.	788,500	1,972,597

(Cost $5,550,500)		5,424,898
Philippines 0.6%
Metropolitan Bank & Trust Co. (Cost $922,160)	1,088,000	824,322
Singapore 9.1%
Capitaland Ltd.	498,000	1,293,220
City Developments Ltd.	250,000	1,417,171
DBS Group Holdings Ltd.	108,000	1,238,116
SembCorp Marine Ltd.	488,000	1,032,346
Singapore Exchange Ltd.	1,188,000	2,784,052
Singapore Press Holdings Ltd.	608,000	1,501,853
Singapore Telecommunications Ltd.	1,238,000	2,030,858
United Overseas Bank Ltd.	155,000	1,531,494

(Cost $10,440,097)		12,829,110
Taiwan 18.5%
Cathay Financial Holding Co., Ltd.	1,261,000	2,695,267
China Steel Corp.	1,333,080	1,070,534
Chinatrust Financial Holding Co., Ltd.	1,138,000	886,076
Chungwha Telecom Co., Ltd.	1,674,000	3,082,205
Formosa Chemicals & Fibre Corp.	945,540	1,328,087
High Tech Computer Corp.	69,600	1,547,139
Hon Hai Precision Industry Co., Ltd.	568,870	3,369,795
King Slide Works Co., Ltd.	128,000	740,641
MediaTek, Inc.	308,800	2,814,559
Nan Ya Plastics Corp.	1,144,000	1,631,292
Nan Ya Printed Circuit Board Corp.	148,000	953,527
Shin Zu Shing Co., Ltd.	103,500	470,885
SinoPac Financial Holdings Co., Ltd.*	2,021,000	984,273
Taiwan Semiconductor Manufacturing Co., Ltd.	2,092,801	3,501,847
Yulon Motor Co., Ltd.	901,320	960,491

(Cost $25,506,100)		26,036,618
Thailand 3.7%
Airports of Thailand PCL (Foreign Registered)	583,000	900,832
Bangkok Bank PCL (Foreign Registered)	168,000	470,365
Krungthai Card PCL (Foreign Registered)	1,429,000	611,458
Land and Houses PCL (Foreign Registered)	3,888,000	765,071
Sino Thai Engineering & Construction PCL (Foreign Registered)	3,488,000	502,103
The Siam Cement PCL (Foreign Registered)	59,000	352,192
Total Access Communication PCL (Foreign Registered)*	289,000	1,127,100
True Corp. PCL (Foreign Registered)*	1,888,000	448,811

(Cost $5,399,867)		5,177,932

Total Common Stocks (Cost $114,935,268)		136,817,995
Rights 0.0%

Taiwan 0.0%
Shin Zu Shing Co.* (Cost $0)		5,324	295
Thailand 0.0%
True Corp. PCL* (Cost $0)		431,146	0

Total Rights (Cost $0)			295
Cash Equivalents 0.5%
Cash Management QP Trust, 5.3% (a) (Cost $719,627)		719,627	719,627
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 115,654,895)		98.0	137,537,917
Other Assets and Liabilities, Net		2.0	2,870,512

Net Assets		100.0	140,408,429

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
At July 31, 2006, the DWS Pacific Opportunities Fund had the following sector diversification:
		As a % of Common
Sector	Market Value ($)	Stocks
Financials	48,993,217	35.8%
Information Technology	23,639,375	17.3%
Telecommunication Services	15,048,195	11.0%
Materials	11,993,805	8.8%
Industrials	10,706,212	7.8%
Consumer Discretionary	9,906,185	7.2%
Energy	7,066,109	5.2%
Utilities	7,008,618	5.1%
Consumer Staples	2,456,279	1.8%
Total	136,817,995	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Pacific Opportunities Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Pacific Opportunities Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006